SCHEDULE OF OPTIONS ACTIVITY (Details) - Common Stock [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding and vested, outstanding, beginning balance	4,908,779	119,917,140
Weighted average exercise price, outstanding	$ 0.011	$ 0.0025
Remaining contractual life (years)	2 years 8 months 26 days	2 years 8 months 26 days	3 years 7 months 6 days
Aggregated intrinsic value	$ 19,675
Number of options outstanding and vested, issued
Weighted average exercise price, issued		$ 0.0010
Aggregated intrinsic value
Number of options outstanding and vested, exercised		(396,917,702)
Weighted average exercise price, exercised
Aggregated intrinsic value
Number of options outstanding and vested, forfeited
Weighted average exercise price, forfeited		$ 0.058
Aggregated intrinsic value
Number of options outstanding and vested, ending balance	4,908,779	4,908,779	119,917,140
Weighted average exercise price, outstanding ending	$ 0.011	$ 0.011	$ 0.0025
Remaining contractual life (years)	2 years 8 months 26 days
Aggregated intrinsic value	$ 19,675	$ 19,675